Retirement and Severance Benefits (Benefit payments to be paid) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Retirement and Severance Benefits
2012	¥ 138,777
2013	133,341
2014	119,437
2015	124,694
2016	124,962
2017-2021	¥ 620,220